Offerings	Aug. 20, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	2,875,000
Proposed Maximum Offering Price per Unit	7.00
Maximum Aggregate Offering Price	$ 20,125,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,081.10
Offering Note	The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the Ordinary Shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o). In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional Ordinary Shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative Warrants
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	We have agreed to issue to the Underwriter and to register herein warrants to purchase up to 175,000 ordinary shares (equal to seven percent (7%) of the 2,500,000 ordinary shares sold in this offering, inclusive of the Underwriter Over-Allotment option to purchase an additional 375,000 ordinary shares) and to also register herein such underlying ordinary shares. The warrants will be at any time, and from time to time, in whole or in part, commencing from the closing of the offering and expiring five years from the effectiveness of the offering. The warrants are exercisable at 100% of the offering price of the ordinary shares. The Underwriter Warrant shall not be callable or cancellable.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share underlying Representative Warrants
Amount Registered | shares	175,000
Proposed Maximum Offering Price per Unit	7.00
Maximum Aggregate Offering Price	$ 1,225,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 187.60
Offering Note	We have agreed to issue to the Underwriter and to register herein warrants to purchase up to 175,000 ordinary shares (equal to seven percent (7%) of the 2,500,000 ordinary shares sold in this offering, inclusive of the Underwriter Over-Allotment option to purchase an additional 375,000 ordinary shares) and to also register herein such underlying ordinary shares. The warrants will be at any time, and from time to time, in whole or in part, commencing from the closing of the offering and expiring five years from the effectiveness of the offering. The warrants are exercisable at 100% of the offering price of the ordinary shares. The Underwriter Warrant shall not be callable or cancellable.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	1,150,000
Proposed Maximum Offering Price per Unit	7.00
Offering Note	The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the Ordinary Shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o). In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional Ordinary Shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share underlying Representative Warrants
Amount Registered | shares	80,500
Proposed Maximum Offering Price per Unit	7.00
Offering Note	We have agreed to issue to the Underwriter and to register herein warrants to purchase up to 175,000 ordinary shares (equal to seven percent (7%) of the 2,500,000 ordinary shares sold in this offering, inclusive of the Underwriter Over-Allotment option to purchase an additional 375,000 ordinary shares) and to also register herein such underlying ordinary shares. The warrants will be at any time, and from time to time, in whole or in part, commencing from the closing of the offering and expiring five years from the effectiveness of the offering. The warrants are exercisable at 100% of the offering price of the ordinary shares. The Underwriter Warrant shall not be callable or cancellable.